LOAN AND NOTE RECEIVABLES, RELATED PARTY	12 Months Ended
Dec. 31, 2025
Loan And Note Receivables Related Party
LOAN AND NOTE RECEIVABLES, RELATED PARTY

NOTE 5 –LOAN AND NOTE RECEIVABLES, RELATED PARTY

Loan receivable

On July 5, 2025, the Company entered into a tripartite agreement with S T Meng Pte. Ltd. (“S T Meng”), a related party of the Company, to pay a deposit of $1,230,000 (the “Loan”) to a supplier on behalf of S T Meng. Pursuant to the tripartite agreement, the Company charged an interest at the rate of 3% per annum on the Loan and repayable in the next twelve months. As of December 31, 2025, the outstanding loan receivable was $1,248,396, which including an interest receivable of $18,396.

As of the date of issuance of these consolidated financial statements, the Company and S T Meng mutually agreed to extend the maturity of the Loan for an additional twelve months with all other terms remaining unchanged.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

Note receivable

On August 29, 2025, the Company entered into a convertible note purchase agreement (the “Purchase Agreement”) with S T Meng, whereby the Company agreed to purchase at the closing and S T Meng agreed to issue a convertible promissory note (the “Note”) in the principal amount of $3,800,000 to the Company, with an interest rate of 12% per annum. The Note has a term of 1-year commencing from original issue date, August 29, 2025. The Note have a conversion price of 70% of the fair market value of S T Meng’s ordinary shares (the “Conversion Price”). At any time before the maturity date, the Company may convert the principal amount under the Note at their option for S T Meng’s ordinary shares at the conversion price. Any principal amount outstanding immediately prior to the maturity date (excluding any accrued and unpaid Interest thereon) shall automatically convert on the maturity date into such number of S T Meng’s ordinary shares obtained by dividing (i) the outstanding principal amount by (ii) the conversion price. The Purchase Agreement and the Note contain customary events of default and other obligations and rights of the parties. The conversion price is subject to anti-dilution provisions to reflect stock consolidation and splits.

As of December 31, 2025, the outstanding note receivable was $3,957,485, which including an interest receivable of $157,485.

On April 27, 2026, the Company and S T Meng entered into a debt conversion and share subscription agreement, pursuant to which S T Meng agreed to allot and issue 51,072 shares to settle the outstanding principal amount of $3,800,000. Upon completion of the debt conversion, the Company’s ownership interest in S T Meng increased from 19% to 41.52%.